Merger by Absorption Between Telecom Argentina and Cablevision S.A. - Terms (Details)					1 Months Ended
	Dec. 27, 2017 USD ($)	Oct. 05, 2017 USD ($)	Jul. 07, 2017 USD ($)	Jun. 30, 2017	Jul. 31, 2017 USD ($)
Cablevision Holding S.A.
Merger by Absorption Between Telecom Argentina and Cablevision S.A.
Percentage of voting equity interests acquired	71.55%
Call Option, Equity interest in Telecom Argentina | Cablevision Holding S.A.
Merger by Absorption Between Telecom Argentina and Cablevision S.A.
Full option price paid in advance		$ 634,275,282
Call Option, Equity interest in Telecom Argentina | VLG Argentina LLC
Merger by Absorption Between Telecom Argentina and Cablevision S.A.
Additional shares received under option (as a percent)	21.55%
Additional indirect share received under option (as a percent)	6.00%
Telecom Argentina | Cablevision Holding S.A.
Merger by Absorption Between Telecom Argentina and Cablevision S.A.
Merger agreement, distribution rate				9,871.07005
Fintech Advisory Inc. | Call Option, Equity interest in Telecom Argentina | Cablevision Holding S.A.
Merger by Absorption Between Telecom Argentina and Cablevision S.A.
Principal amount	$ 628,008,363
Option term			1 year
Subsidiaries | Fintech Advisory Inc. | Call Option, Equity interest in Telecom Argentina | Cablevision Holding S.A.
Merger by Absorption Between Telecom Argentina and Cablevision S.A.
Equity interest acquirable under option (as a percent)			13.51%
Participation equity interest acquirable under option (as a percent)			6.00%
Principal amount			$ 634,275,282
Share premium paid					$ 3,000,000
Fintech Media LLC | VLG Argentina LLC
Merger by Absorption Between Telecom Argentina and Cablevision S.A.
Percentage of voting equity interests acquired	28.45%
Fintech Media LLC | Call Option, Equity interest in Telecom Argentina | Cablevision Holding S.A.
Merger by Absorption Between Telecom Argentina and Cablevision S.A.
Option term			30 days